Fixed assets	12 Months Ended
Dec. 31, 2018
Other intangible assets and property, plant and equipment [abstract]
Fixed assets

NOTE 8   Fixed assets

8.1 Depreciation and amortization

(in millions of euros)

The increase in depreciation and amortization by 201 million euros in 2018 and by 118 million euros in 2017 is mainly due to the effect of the increase in investments on very high-speed broadband networks (4G and optical fiber) in France, Spain and Poland.

Depreciation and amortization of intangible assets

(in millions of euros)

Depreciation and amortization of property, plan and equipment

(in millions of euros)

Accounting policies

Assets are depreciated to expense their cost (generally with no residual value deducted) on a basis that reflects the pattern in which their future economic benefits are expected to be consumed. The straight-line basis is usually applied. The useful lives are reviewed annually and are adjusted if current estimated useful lives differ from previous estimates. This may be the case for outlooks on the implementation of new technologies (for example, the replacement of copper local loop by optical fiber). These changes in accounting estimates are recognized prospectively.

Main assets	Depreciation period (average)
Brands acquired	Up to 15 years, except for the Orange brand with an indefinite useful life
Customer bases acquired	Expected life of the commercial relationship: 3 to 8 years on average
Mobile network licenses	Grant period from the date when the network is technically ready and the service can be marketed
Indefeasible Rights of Use of submarine and terrestrial cables	Shorter of the expected period of use and the contractual period, generally less than 20 years
Patents	20 years maximum
Software	5 years maximum
Development costs	3 to 5 years
Buildings	10 to 30 years
Transmission and other network equipment	5 to 10 years
Copper cables, optical fiber and civil works	10 to 30 years
Computer hardware	3 to 5 years

8.2 Impairment of fixed assets

(in millions of euros)	2018	2017	2016
Niger	(43)	(52)	(26)
Democratic Republic of the Congo	—	(119)	(14)
Egypt	(4)	2	(152)
Other	(2)	(21)	(15)
Total of impairment of fixed assets	(49)	(190)	(207)

The impairment of fixed assets resulting from the impairment tests on Cash-Generating Units (CGUs) are described in Note 7.1.

Key assumptions and sensitivity of the recoverable amount of the Orange brand

Key assumptions and sources of sensitivity used in the assessment of recoverable amount of the Orange brand are similar to those used for the goodwill of consolidated operations (see Note 7.3), which affect the sales base and potentially the level of brand fees.

Other assumptions that affect the assessment of the recoverable amount are as follows:

	December 31,	December 31,	December 31,
	2018	2017	2016
Basis of recoverable amount	Value in use	Value in use	Value in use
Source used	Internal plan	Internal plan	Internal plan
Methodology	Discounted net fees	Discounted net fees	Discounted net fees
Perpetuity growth rate	1.2%	1.1%	1.3%
Post-tax discount rate	7.4%	7.6%	7.8%
Pre-tax discount rate	8.8%	8.9%	9.2%

Accounting policies

Given the nature of its assets and businesses, most of the Group’s individual assets do not generate cash flow independent of the cash flows generated by Cash-Generating Units. The recoverable amount is therefore determined on the level of CGU (or CGU group) to which belong the assets, according to a method similar to the one for goodwill.

The Orange brand has an indefinite useful life and is not amortized but is tested for impairment at least annually. Its recoverable amount is assessed based on the expected contractual royalties (and included in the business plan) discounted in perpetuity, less the costs attributable to the brand’s owner.

8.3 Other intangible assets

	December 31, 2018				December 31,	December 31,
		Accumulated			2017	2016
		depreciation
		and	Accumulated	Net book	Net book	Net book
(in millions of euros)	Gross value	amortization	impairment	value	value	value
Telecommunications licenses	10,783	(4,702)	(164)	5,917	6,233	6,440
Software	12,283	(8,204)	(33)	4,046	3,946	3,781
Orange brand	3,133	—	—	3,133	3,133	3,133
Other brands	1,100	(102)	(909)	89	88	102
Customer bases	5,004	(4,543)	(12)	449	555	703
Other intangible assets	1,933	(1,303)	(191)	439	384	443
Total	34,236	(18,854)	(1,309)	14,073	14,339	14,602

(in millions of euros)	2018	2017	2016
Net book value of other intangible assets - in the opening balance	14,339	14,602	14,327
Acquisitions of other intangible assets	1,895	1,893	3,007
o/w telecommunications licenses (1)	200	318	1,521
Impact of changes in the scope of consolidation	69	(13)	144
Disposals	(0)	(7)	(3)
Depreciation and amortization	(2,256)	(2,138)	(2,195)
Impairment losses (2)	(10)	(55)	(183)
Translation adjustment	7	(74)	(363)
Reclassifications and other items	29	131	(132)
Reclassifications to assets held for sale	—	—	—
Net book value of other intangible assets - in the closing balance	14,073	14,339	14,602

(1)

Relates in 2018 to the acquisition of the 5G license for 142 million euros in Spain. In 2017, related to the acquisition of licenses for 152 million euros in Mali. In 2016, related to the acquisitions of licenses for 719 million euros in Poland, for 377 million euros in Egypt, for 146 million euros in Côte d'Ivoire and for 142 million euros in Jordan.

(2)	Includes impairment detailed in Note 7.1.

Information on telecommunications licenses at December 31, 2018

Orange’s principal commitments under licenses awarded are disclosed in Note 14.

			Residual
(in millions of euros)	Gross value	Net book value	useful life (1)
LTE (4 licenses) (2)	2,182	1,816	12.8 to 17.9
UMTS (2 licenses)	914	260	2.7 and 11.4
GSM	266	36	2.5
France	3,362	2,112
5G	142	141	19.8
LTE (3 licenses)	541	405	11.0 to 12.4
UMTS	639	9	1.3
GSM (2 licenses)	336	200	4.7 and 12.0
Spain	1,658	755
LTE (3 licenses)	789	630	9.0 and 12.1
UMTS (2 licenses)	387	95	2.0 and 4.0
GSM (2 licenses)	139	59	8.6 and 10.5
Poland	1,315	784
LTE	387	352	13.0
UMTS	134	52	13.0
GSM (2 licenses)	376	43	13.0
Egypt	897	447
LTE	41	33	16.2
UMTS	28	13	13.5
GSM	739	200	12.3
Morocco	808	246
LTE	184	126	10.3
UMTS	61	27	10.3
GSM	292	149	10.3
Romania	537	302
LTE	88	67	11.4
UMTS (3 licenses)	141	97	6.2 to 14.3
GSM	189	115	10.0
Jordan	418	279
LTE (2 licenses)	140	106	8.4 and 14.9
UMTS	149	21	2.3
GSM	76	31	2.2
Belgium	365	158
Other	1,423	834
	10,783	5,917

(1)	In number of years, at December 31, 2018.
(2)	Comprises the 700 MHz license of which the spectrum is technologically neutral.

Internal costs capitalized as intangible assets

(in millions of euros)	2018	2017	2016
Labor expenses	382	373	392
Total	382	373	392

Accounting policies

Intangible assets consist mainly of acquired brands, acquired customer bases, telecommunications licenses and software, as well as operating rights granted under certain concession agreement and rights of use of transmission cables.

Intangible assets are initially recognized at acquisition or production cost. The payments indexed to revenue, especially for some telecommunications licenses, are expensed in the relevant periods.

Indefeasible Rights of Use (IRUs) acquired by the Group correspond to the rights to use transmission cable or capacity (mainly submarine cables) granted for a fixed period. IRUs are recognized as assets when the Group has the right to use identified optical fiber or dedicated wavelength bandwidth, and the right duration represents a major part of the economic life of the underlying asset.

The operating rights granted under certain concession arrangements give right to charge users of the public service (see Note 4.1).

8.4 Property, plant and equipment

					December 31,	December 31,
	December 31, 2018				2017	2016
		Accumulated
		depreciation
		and	Accumulated	Net book	Net book	Net book
(in millions of euros)	Gross value	amortization	impairment	value	value	value
Networks and terminals	86,448	(62,162)	(324)	23,962	22,880	21,984
Land and buildings	7,841	(5,116)	(246)	2,479	2,535	2,661
IT equipment	3,943	(3,112)	(14)	817	802	784
Other property, plant and equipment	1,667	(1,221)	(11)	435	448	483
Total	99,899	(71,611)	(595)	27,693	26,665	25,912

(in millions of euros)	2018	2017	2016
Net book value of property, plant and equipment - in the opening balance	26,665	25,912	25,123
Acquisitions of property, plant and equipment	5,883	5,677	5,576
o/w finance leases	136	43	91
Changes in the scope of consolidation (1)	63	0	242
Disposals and retirements	(44)	(35)	(25)
Depreciation and amortization	(4,791)	(4,708)	(4,533)
Impairment losses (2)	(39)	(135)	(48)
Translation adjustment	(27)	(44)	(607)
Reclassifications and other items	(17)	(2)	184
Reclassifications to assets held for sale	—	—	—
Net book value of property, plant and equipment - in the closing balance	27,693	26,665	25,912

(1)	Mainly related in 2018 to the acquisition of Basefarm entities. In 2016, mainly related to the acquisitions of entities in Africa (Liberia, Congo (DRC), Burkina Faso and Sierra Leone).
(2)	Includes impairment detailed in Note 7.1.

Accounting policies

Property, plant and equipment mainly comprise network facilities and equipment.

The gross value of property, plants and equipment is made up of their acquisition or production cost, which includes study and construction fees as well as enhancement costs that increase the capacity of equipment and facilities. Maintenance and repair costs are expensed as incurred, except where they serve to increase the asset’s productivity or prolong its useful life.

The cost of property, plant and equipment also includes the estimated cost of dismantling, removing and restoring the site occupied due to the obligation incurred by the Group.

The roll-out of assets by stage, especially for network assets, in the Group’s assessment, does not generally require a substantial period of preparation for the Group. As a consequence, the Group does not generally capitalize the interest expense incurred during the construction and acquisition phase for its property, plant and equipment and intangible assets.

The assets acquired in form of finance lease do not affect the cash flow on acquisition. However, the subsequent rental payments during the leasing period represent interest payments (cash flow on operating activities) and capital repayments (cash flow on financing activities).

The majority of the assets held under finance lease are network buildings. The land and buildings hosting radio sites may belong to the Group, or be held through a finance lease, or be available under an operating lease or be simply made available.

The lease agreements of office buildings and points of sale are generally qualified as operating leases and the future lease payments are disclosed as unrecognized contractual commitments in Note 14.

Simultaneously the equipment, very often generic, of which the risks and rewards of ownership have been transferred from the Group to third parties via a lease, is considered as sold.

In France, the regulatory framework governing the optical fiber network roll-out (Fiber To The Home – FTTH) organizes the access by commercial operators to the last mile of networks rolled-out by another operator on a co-funding basis (ab initio or a posteriori) or through a line access. The sharing of rights and obligations between the various operators co-financing the terminal section of networks is classified as a joint operation in accordance with IFRS 11 "Partnerships": Orange only recognizes as an asset its share of the network assets self-built or purchased to other co-financing operators.

The Group has entered into network sharing arrangements with other mobile operators on a reciprocal basis, which may cover passive infrastructure, active equipment or even spectrum. Accordingly, in Poland, the arrangements with Deutsche Telekom have been qualified as a joint operation: the infrastructure and equipment of the access networks recognized as fixed assets are equivalent to the proportionate share of the Group in the assets installed by the Group or Deutsche Telekom, each in their geographical zone.

In some African countries, the Group has also entered into sharing arrangements with TowerCos (companies operating telecom towers). These TowerCos enable mobile operators, including Orange, to share sites, passive infrastructure and related services (by managing the mobile operators’ sites and/or acquiring or building sites). The unit of account and the specific features of each arrangement lead the Group to generally qualify these transactions as a service. The long-term commitments resulting from these arrangements are presented as unrecognized contractual commitments (see Note 14).

Property, plant and equipment held under finance leases

	December 31,	December 31,	December 31,
	2018	2017	2016

(in millions of euros)	Net book value	Net book value	Net book value
Land and buildings	423	454	484
Networks and terminals	115	53	47
IT Equipment and other	36	21	21
Total	574	528	552

Internal costs capitalized as property, plant and equipment

(in millions of euros)	2018	2017	2016
Labor expenses	460	466	417
Total	460	466	417

8.5 Fixed assets payables

(in millions of euros)	2018	2017	2016
Fixed assets payables - in the opening balance	3,656	3,707	3,732
Business related variations	(230)	55	(20)
Changes in the scope of consolidation	0	0	17
Translation adjustment	8	(32)	(90)
Reclassifications and other items	13	(74)	68
Reclassification to assets held for sale	—	—	—
Fixed assets payables - in the closing balance	3,447	3,656	3,707
o/w non-current fixed assets payables	612	610	907
o/w current fixed assets payables	2,835	3,046	2,800

Accounting policies

These payables are generated from trading activities. The payment terms can be over several years in the case of infrastructure roll-out and license acquisition. The payables due in more than 12 months are presented in non-current items. For payables without specified interest rates, they are measured at nominal value if the interest component is immaterial. For interest bearing payables, the measurement is at amortized cost.

Trade payables also include those that the supplier may have sold with or without notifying financial institutions in a direct or reverse factoring arrangement (see Note 5.6).

Firm purchase commitments are disclosed as unrecognized contractual commitments(see Note 14), net of any prepayment, which are recognized as prepayment on fixed assets.

8.6 Dismantling provision

The asset dismantling obligations mainly relate to restoration of mobile telephony antenna sites, dismantling of telephone poles, treatment of electrical and electronic equipment waste and dismantling of telephone booths.

(in millions of euros)	2018	2017	2016
Dismantling provision - in the opening balance	789	737	733
Provision reversal with impact on income statement	—	(0)	—
Discounting with impact on income statement	13	11	10
Utilizations without impact on income statement	(15)	(20)	(23)
Changes in provision with impact on assets (1)	(19)	57	19
Changes in the scope of consolidation	—	—	—
Translation adjustment	(3)	4	(2)
Reclassifications and other items	11	—	—
Reclassification to assets held for sale	—	—	—
Dismantling provision - in the closing balance	776	789	737
o/w non-current provision	765	774	716
o/w current provision	11	15	21

(1)	Including in 2018 extinctions of obligations for (66) million euros.

Accounting policies

The Group is required to dismantle technical equipment and restore technical sites.

When the obligation arises, a dismantlement asset is recognized in compensation for the dismantling provision.

The provision is based on dismantling costs (on a per-unit basis for telephone poles, terminals and telephone booths, and on a per-site basis for mobile antennas) incurred by the Group to meet its environmental commitments over the asset dismantling and site restoration planning. The provision is assessed on the basis of the identified costs for the current fiscal year, extrapolated for future years using the best estimate of the commitment settlement. This estimate is revised annually and adjusted where appropriate against the asset to which it relates. The provision is present-discounted at a rate set by geographical area and equal to the average rate of risk-free investments in 15-year State bonds.

In case of extinguishment of the obligation, the provision is reversed in compensation for the net carrying value of the dismantlement asset and of the net carrying value of the underlying assets if the dismantling asset is less than the reversal of the provision.